OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

5. OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as their functional currency.

The change in accumulated other comprehensive loss, net of tax, was as follows:

Years Ended December 31,	2025	2024	2023
Foreign currency translation adjustment:
Beginning balance	$(59,893)	$(42,331)	$(47,710)
Current period other comprehensive income (loss)	9,588	(17,562)	5,379
Ending balance	$(50,305)	$(59,893)	$(42,331)